SEGMENT REPORTING (Tables)	12 Months Ended
Oct. 31, 2023
Notes and other explanatory information [abstract]
Schedule of Geographical information activities

Geographical segments	Oregon	Michigan	Other	Services	Total
	$	$	$	$	$
Non-current assets other than financial instruments
At October 31, 2023	6,640,932	4,016,861	1,361,366	-	12,019,159
At October 31, 2022	4,719,260	3,741,309	-	-	8,460,569
Year ended October 31, 2023
Net revenue	11,001,261	11,422,908	-	929,016	23,353,185
Gross profit	5,259,439	6,791,700	-	620,375	12,671,514
Gross profit before fair value adjustment	4,615,259	6,653,234	-	620,375	11,888,868
Year ended October 31, 2022
Net revenue	8,852,104	8,905,179	-	-	17,757,283
Gross profit	3,039,159	5,083,919	-	-	8,123,078
Gross profit before fair value adjustments	3,089,302	5,440,542	-		8,529,844
Year ended October 31, 2021
Net revenue	5,152,286	3,882,332	344,055	-	9,378,673
Gross profit	2,325,304	3,585,462	189,702	-	6,100,468